Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38547
Entity Registrant Name	Autolus Therapeutics plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	The MediaWorks
Entity Address, Address Line Two	191 Wood Lane
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W12 7FP
Entity Address, Country	GB
Title of 12(b) Security	American Depository Shares, each representing one ordinary share, nominal value $0.000042 per share
Trading Symbol	AUTL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	90,907,830
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001730463
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	191 Wood Lane
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W12 7FP
Entity Address, Country	GB
Contact Personnel Name	Christian Itin
City Area Code	+44 20
Local Phone Number	3829 6230
Contact Personnel Email Address	ir@autolus.com